Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2019
Business combinations and acquisition of non-controlling interests
Business combinations and acquisition of non-controlling interests

4    Business combinations and acquisition of non-controlling interests

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2019			2017
				NS	International
	EEM	Nave	Positivo	Educação	School
Assets
Cash and cash and equivalents	219	1,565	37,635	1	689
Trade receivables	126	896	72,780	—	10,576
Inventories	—	897	13,664	—	1,837
Recoverable taxes	12	7	99	—	173
Deferred taxes	—	—	7,518	—	—
Other assets	14	284	1,526	—	470
Property and equipment	80	292	4,760	—	323
Right-of-use assets	—	—	5,241	—	—
Intangible assets	5,866	19,009	773,134	9,707	29,736
	6,317	22,950	916,357	9,708	43,804

Liabilities
Trade payables	(48)	(271)	(12,463)	—	(2,327)
Labor and social obligations	(240)	(1,444)	(29,607)	—	(696)
Taxes and contributions payable	(109)	(50)	(2,937)	—	(119)
Income taxes payable	—	(2)	(22,643)	—	(410)
Leases	—	—	(5,374)	—	—
Loans and financing	(548)	—	—	—	—
Other liabilities	(156)	(546)	—	—	(340)
	(1,101)	(2,313)	(73,024)	—	(3,892)
Total identifiable net assets at fair value	5,216	20,637	843,333	9,708	39,912

Goodwill arising on acquisition	13,069	37,557	830,028	28,826	27,598
Purchase consideration transferred	18,285	58,194	1,673,361	38,534	67,510
Cash paid	16,355	21,098	800,851	29,037	—
Capital contribution	—	—	—	—	5,300
Forward contract of controlling interest at acquisition	—	29,728	—	—	30,144
Retained payments	1,930	—	872,510	—	—
Deferred payments	—	—	—	9,497	—
Fair value of previously held interest in a step acquisition	—	7,368	—	—	32,066
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(649)	(467)	(27,389)	(498)	(85)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(16,136)	(19,533)	(763,216)	(29,036)	689

(a)   EEM Licenciamento de Programas Educacionais S.A. (“Escola em Movimento”)

On April 29, 2019, the Company agreed to acquire control of Escola em Movimento, by acquiring 100% of its outstanding ordinary shares and voting interests. The Company acquired Escola em Movimento to expand both its existing product portfolio and customer base. The acquisition was subject to CADE’s approval, the Brazilian anti-trust agency, which was a condition precedent for closing the acquisition. CADE approved the acquisition in May 2019, and the transaction closing date occurred on June 4, 2019.

Escola em Movimento is an application developer that enhances communication between schools and parents.

The purchase consideration transferred was R$ 18,285. The amount of R$ 16,095 was paid on the acquisition date; R$260 was paid on September 29, 2019 and R$ 1,930 has been retained for the period of 2 years as a guarantee for the payment of any contingent liabilities that may arise. Any remaining balance will be transferred to the former owners of the acquired entity. The amount will be released in two equal annual installments R$ 965, adjusted by the Brazilian basic interest rate (SELIC).

The Company did not recognize deferred taxes related to the business combination because the tax basis and accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill recorded on the acquisition was R$ 13,069 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Escola em Movimento with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 649 were expensed and are included in general and administrative expenses on December 31, 2019.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

From the date of acquisition, EEM contributed with R$ 2,395 of net revenue and with R$ 2,918 of loss before income taxes for the year ended December 31, 2019 to the Company. If the combination had taken place at the beginning of the year ended December 31, 2019, net revenue would have been R$ 574,391 and loss before income taxes for the Company would have been R$ 43,095.

(b)   Nave à Vela Ltda. (“Nave)

Nave à Vela (“Nave”) is a 2019 Arco Platform acquisition. Based on the trend that education focuses more on the development of competence-based learning than the traditional content knowledge-based, Arco decided to invest in Nave. Nave offers a competence-based learning solution, with a proprietary, high-quality content and methodology fully integrated with K12 curriculum.

Arco bought as a first step a 13.2% stake in the target entity in May 2019 for R$ 4,200. Included in the original purchase agreement, Arco agreed to acquire 100% of Nave over the next three years in three tranches (subject to price adjustments, net of debt at each closing date). Pursuant to the investment and share purchase agreement for the acquisition of Nave, Arco purchased an additional 37.8% on October 29, 2019.

The Company therefore owned 51% interest and concluded it had control and consolidated Nave as a majority owned subsidiary.

The purchase consideration transferred was R$ 58,194, which is composed for R$ 21,098 paid at the acquisition date, R$ 29,728 regarding a forward contract that will be paid over the next 2 years and R$ 7,368 regarding a fair value of previously held interest in a step acquisition. At the date of acquisition, the carrying amount of the investment previously held interest was R$ 3,660, resulting in a gain in step acquisition of R$ 3,708. The price of the exercise of the option is variable and conditioned to the performance of the entity, the price of the option is based on a revenue multiple.

The breakdown purchase consideration is as follows:

At acquisition
date
Cash paid	21,098
Fair value of previously held investment	7,368
Fair value of forward contract	29,728
Consideration transferred	58,194

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill acquired on the acquisition was R$ 37,557 and is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Nave with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 467 were expensed and are included in general and administrative expenses on December 31, 2019.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.

From the date of acquisition, Nave contributed with R$ 7,147 of net revenue and with R$ 3,379 of profit before income taxes for the year ended December 31, 2019 to the Company. If the combination had taken place at the beginning of the year ended December 31, 2019, net revenue would have been R$ 580,276 and loss before income taxes for the Company would have been R$ 44,603.

(c)   Sistema Positivo de Ensino (“Positivo”)

On May 7, 2019, the Company announced that it entered into a definitive agreement to acquire Sistema Positivo de Ensino (Positivo), one of the largest K‑12 content providers to private schools in Brazil.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals in Brazil. After the final antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on October 23, 2019, Arco concluded the transaction on November 1, 2019. Accordingly, in that date, the Company, through its subsidiary EAS, acquired control of Positivo.

On November 1, 2019, the Company updated the amount of the contract by CDI from March 31 to October 31, 2019, to R$ 1,745,160. The 50% due on the closing date of the transaction, was reduced by restricted values (movements outside the normal course of business), corresponding to R$ 71,729. The acquisition has been approved by the Boards of Directors of both Arco and Positivo.

The amount of R$ 800,851 was paid on the acquisition date, and net of the restricted values, this amount corresponds to 50% of the purchase. The remaining 50% will be paid over 5 years, 20% payable in 2021 and 2022, and 30% payable in 2023 and 2024, all adjusted by the Brazilian Interbank Certificate of Deposit rate (CDI).

To guarantee the remaining debt, the Company signed a guarantee letter with Bradesco bank.

The Company did not recognize deferred taxes related to business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill recorded on the acquisition was R$ 830,028 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Core operating segment regarding operations of educational content and to the Supplemental operating segment for the activities from Positvo English School, the bilingual content.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Positivo with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 27,389 were expensed and are included in general and administrative expenses on December 31, 2019.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Educational platform	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

From the date of acquisition, Positivo contributed with R$ 80,100 of net revenue and with R$ 25,641 of profit before income taxes for the year ended December 31, 2019 to the Company. If the combination had taken place at the beginning of the year ended December 31, 2019, net revenue would have been R$ 884,504 and profit before income taxes for the Company would have been R$ 78,128.

(d)   NS Educação Ltda. (“NS Educação”)

On September 28, 2017, the Company acquired control of NS Educação Ltda. (“NS Educação”) by acquiring 100% of its shares. NS Educação is a private company which sells educational content under the trademark “Universitário”. NS Educação is a content provider to middle class private schools in Brazil and represented an opportunity for the Company to achieve a greater scale and improve its margin.

The purchase consideration transferred amounted to R$ 38,534, comprised of cash consideration in the amount of R$ 29,037, which was paid on the date of acquisition and a deferred payment in the amount of R$ 7,302, which has been retained in an escrow account for the period of 5 years as a guarantee for the payment of any contingent liabilities that may arise. Any remaining balance will be transferred to the former owners of the acquired entity. The amount will be released in annual installments adjusted by the interest from Interbank certificates of deposit (“CDI”).

The equivalent of 5% of the original purchase price was determined as an “acquisition price adjustment”, which was calculated based on the difference between the revenue from 2017 less the projected revenue for that year multiplied by 2.50. The purchase price adjustment totaled R$ 2,195.

Goodwill

Goodwill recorded on the acquisition is R$ 28,826 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, goodwill has been allocated to the Core operating segment.

Transaction costs

Transaction costs of R$ 498 were expensed and are included in general and administrative expenses for the year ended December 31, 2017.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

From the date of acquisition, NS Educação had no revenue due to the implementation process and seasonality and contributed with a loss before income taxes of R$ 1,050 for the year ended December 31, 2017. If the acquisition had taken place at the beginning of the year December 31, 2017, net revenue of the Company would have been R$ 258,848 and profit before income taxes for the Company would have been R$ 70,357.

(e)   International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A. (“International School”)

International School represented an opportunity for the Company to enter the English as a second language and bilingual teaching market. The acquisition is intended purpose to provide additional value-added content to the Company’s customers. International School has a proprietary English content solution developed for in-school programs for private schools and a professional staff that is highly qualified to develop the product and provide support to International School’s customers.

On December 21, 2015, the Company acquired 40% of the outstanding voting shares of International School for an amount of R$ 12,300. At that date, the Company entered into an agreement through which it had a call and the sellers had a put to acquire the remaining 60% of the seller’s shares. The price would be calculated using a multiple of 10x EBITDA related to the year ending December 31, 2019 and the call and put options would be exercised between January 1, 2020 and April 30, 2020. The put and call was considered symmetrical but did not give the control over the remaining shares. The Company did not have at that time (i) power over the investee; (ii) exposure, or rights, to variable returns from its involvement with the investee; (iii) the ability to use its power over the investee to affect the amount of the investor’s returns.

In addition, the contract agreement established that the Company would only have control over the remaining 60% shares when the option was exercised. Therefore, the Company did not consolidate the investment in International School and the put and call was accounted as a forward contract marked at fair value. As of December 31, 2016, the investment was accounted for as an equity method investment and a goodwill of R$4,200 was recorded as part the investment.

On January 23, 2017, the Company acquired an additional 11.48% interest in International School, through the capitalization of advances for future capital increases amounting to R$ 5,300, that the Company paid in cash in 2016. This resulted in the dilution of the other shareholders and increasing its ownership from 40% to 51.48% and in obtaining control of International School. The financial statements of International School were consolidated from the date the Company acquired control and the acquisition was accounted for as a business combination.

On January 23, 2017, upon acquiring control of International School, the Company and the former controlling shareholder agreed to amend the exercise dates of the call and put options originally issued in 2015. In accordance with the investment agreement, as amended, the shareholders agreed that the put and call options on the 25% of the remaining interest held by the non-controlling shareholders would be exercised in the period between January 1, 2020 and April 30, 2020 and the International School audit report released up to March 31, 2020. The put and call on the remaining 23.52%  would be exercised in the period between January 1, 2021 and April 30, 2021.

Additionally, the exercise price and purchase mechanics were also amended as follows:

i)

The exercise price for the 25% interest was determined to be 30% x 10 x EBITDA for the 2019 school year (that comprises the twelve-month period between October and September), discounting any debts, cash and the difference of the capital contribution made in the acquisition amount and also the amount that should have been contributed by the selling shareholder at the time of the acquiree’s capital increase (equivalent to R$ 3,180); and

ii)	The exercise price for the remaining 23.52% was determined to be 30% x 10 x EBITDA for the 2020 school year discounting any debts and cash values; and
iii)	Anticipation of the purchase mechanics in case of an initial public offering of EAS.

The terms of the options were assessed to determine whether or not they expose the Company to the risks and rewards associated with the actual ownership of such shares during the period of the option contract. Because the terms of the put and call options are symmetrical, the Company concluded that it is virtually certain that either the Company or the non-controlling shareholder would exercise the option because it will be in the economic interests of one of them to do so.

The Company accounted for the call and put options under the anticipated-acquisition method, and the non-controlling interest subject to the put or call options is deemed to have been acquired at the date of acquisition of the control. Accordingly, upon obtaining control, the Company also consolidated the interest currently legally held by the non-controlling shareholder and recognized a financial liability that would be eventually settled when the put or call option is exercised.

The financial liability was recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the put or call options and discounted to present value using an estimated interest rate of 21.0%. See note 28 for more information regarding the acquisition of the remaining share interest in International School.

Goodwill

A business combination achieved in stages is accounted for using the acquisition method at the acquisition date. Goodwill is calculated at the date when control is acquired. To calculate goodwill, the previously held interest was remeasured to fair value at the acquisition date, and a gain was recognized in the statement of income in other operating income (expense) for an amount of R$ 1,184 at that date. The fair value of the previously held interest then forms one of the components that is used to calculate goodwill, along with consideration and non-controlling interest, less the fair value of identifiable net assets.

The purchase consideration transferred totaled R$ 67,510, which breakdown is as follows:

At acquisition
date
Capitalization of advances for future capital increases	5,300
Fair value of previously held investment	32,066
Fair value of forward contract	30,144
Consideration transferred	67,510

The table below demonstrates the calculation of goodwill:

At acquisition
date
Cash consideration and fair value of the forward contract	35,444
Fair value of previously held investment	32,066
Fair value of identified assets acquired and liabilities assumed	(39,912)
Goodwill	27,598

Goodwill arising on this acquisition is not expected to be deductible for tax purposes. For the purpose of impairment testing, goodwill has been allocated to the Supplemental operating segment.

Transactions costs

Transaction costs of R$ 85 were expensed and are included in general and administrative expenses for the year ended December 31, 2017.

Measurement of fair value

As of the acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

From the date of acquisition, International School contributed with R$ 25,382 of net revenue and with R$ 7,465 of profit before income taxes for the year ended December 31, 2017 to the Company. If the acquisition had taken place at the beginning of the year ended December 31, 2017, net revenue would have been R$ 244,426 and profit before income taxes for the Company would have been R$ 67,024. See Note 28 for further information.